Consolidated Statements of Changes in Equity - USD ($)	Total	Adoption Of IFRS 16 [Member]	Restated Adjusted balance [member]	Share capital [member]	Share capital [member] Restated Adjusted balance [member]	Share Premium [member]	Share Premium [member] Restated Adjusted balance [member]	Retained earnings [member]	Retained earnings [member] Adoption Of IFRS 16 [Member]	Retained earnings [member] Restated Adjusted balance [member]	Other components of equity: Foreign Currency translation reserve [member]	Other components of equity: Foreign Currency translation reserve [member] Restated Adjusted balance [member]	Other components of equity: Cash flow hedging reserve [member]	Other components of equity: Cash flow hedging reserve [member] Restated Adjusted balance [member]	Other components of equity: Pension adjustments [member]	Other components of equity: Pension adjustments [member] Restated Adjusted balance [member]	Treasury shares [member]	Treasury shares [member] Restated Adjusted balance [member]	Other reserves [member] [1]
Beginning balance at Mar. 31, 2019	$ 552,419,000	$ (8,574,000)	$ 543,845,000	$ 8,056,000	$ 8,056,000	$ 269,529,000	$ 269,529,000	$ 478,145,000	$ (8,574,000)	$ 469,571,000	$ (155,195,000)	$ (155,195,000)	$ 5,954,000	$ 5,954,000	$ 2,347,000	$ 2,347,000	$ (56,417,000)	$ (56,417,000)
Beginning balance, shares at Mar. 31, 2019				51,153,220	51,153,220												1,101,300	1,101,300
Shares issued for exercised options and RSUs (Refer Note 24)				$ 99,000		(99,000)
Shares issued for exercised options and RSUs (Refer Note 24), shares				780,420
Cancellation of treasury shares (Refer Note 19)				$ (281,000)		(119,873,000)											$ 120,154,000
Cancellation of treasury shares (Refer Note 19), shares				(2,200,000)													(2,200,000)
Purchase of treasury shares (Refer note 19)	(63,737,000)																$ (63,737,000)
Purchase of treasury shares (Refer note 19), shares																	1,098,700
Share-based compensation expense (Refer note 24)	37,520,000					37,520,000
Excess tax benefits relating to share-based options and RSUs	191,000					191,000
Transactions with owners	(26,026,000)			$ (182,000)		(82,261,000)											$ 56,417,000
Transactions with owners, shares				(1,419,580)													(1,101,300)
Profit after tax	116,769,000							116,769,000
Other comprehensive income/(loss), net of taxes	(47,478,000)										(42,196,000)		(4,672,000)		(610,000)
Total comprehensive income/(loss) for the period	69,291,000							116,769,000			(42,196,000)		(4,672,000)		(610,000)
Ending balance at Mar. 31, 2020	587,110,000			$ 7,874,000		187,268,000		586,340,000			(197,391,000)		1,282,000		1,737,000		$ 0
Ending balance, shares at Mar. 31, 2020				49,733,640													0
Shares issued for exercised options and RSUs (Refer Note 24)				$ 103,000		(103,000)
Shares issued for exercised options and RSUs (Refer Note 24), shares				768,563
Transaction charges on cancellation of treasury shares (Refer Note 19)	(55,000)					(55,000)
Purchase of treasury shares (Refer note 19)	(78,563,000)																$ (78,563,000)
Purchase of treasury shares (Refer note 19), shares																	1,100,000
Share-based compensation expense (Refer note 24)	38,230,000					38,230,000
Excess tax benefits relating to share-based options and RSUs	2,368,000					2,368,000
Transactions with owners	(38,020,000)			$ 103,000		40,440,000											$ (78,563,000)
Transactions with owners, shares				768,563													1,100,000
Profit after tax	102,617,000							102,617,000
Other comprehensive income/(loss), net of taxes	32,385,000										36,713,000		(3,164,000)		(1,164,000)
Total comprehensive income/(loss) for the period	135,002,000							102,617,000			36,713,000		(3,164,000)		(1,164,000)
Ending balance at Mar. 31, 2021	684,092,000			$ 7,977,000		227,708,000		688,957,000			(160,678,000)		(1,882,000)		$ 573,000		$ (78,563,000)		$ 0
Ending balance, shares at Mar. 31, 2021				50,502,203													1,100,000
Shares issued for exercised options and RSUs (Refer Note 24)				$ 76,000		(76,000)
Shares issued for exercised options and RSUs (Refer Note 24), shares				547,704
Cancellation of treasury shares (Refer Note 19)				$ (302,000)		(163,409,000)											$ 163,711,000
Cancellation of treasury shares (Refer Note 19), shares				(2,200,000)													(2,200,000)
Purchase of treasury shares (Refer note 19)	(85,148,000)																$ (85,148,000)
Purchase of treasury shares (Refer note 19), shares																	1,100,000
Share-based compensation expense (Refer note 24)	44,165,000					44,165,000											$ 0
Excess tax benefits relating to share-based options and RSUs	1,939,000					1,939,000											0
Transfer to other reserves								(5,067,000)											5,067,000
Transfer from other reserves on utilization								2,411,000											(2,411,000)
Transactions with owners	(39,044,000)			$ (226,000)		(117,381,000)		(2,656,000)									$ 78,563,000		2,656,000
Transactions with owners, shares				(1,652,296)											0		(1,100,000)
Profit after tax	132,101,000							132,101,000
Other comprehensive income/(loss), net of taxes	(23,146,000)										(28,309,000)		4,017,000		$ 1,146,000		$ 0		0
Total comprehensive income/(loss) for the period	108,955,000							132,101,000			(28,309,000)		4,017,000		1,146,000		0		0
Ending balance at Mar. 31, 2022	$ 754,003,000			$ 7,751,000		$ 110,327,000		$ 818,402,000			$ (188,987,000)		$ 2,135,000		$ 1,719,000		$ 0		$ 2,656,000
Ending balance, shares at Mar. 31, 2022				48,849,907

[1]	Other reserves include the Special Economic Zone Re-Investment Reserve created out of the profits of eligible Special Economic Zones (“SEZ”) units in terms of the provisions of the Indian Income-tax Act, 1961. Further, these provisions require the reserve to be utilized by the Company for acquiring new plant and machinery for the purpose of its business (Refer Note 25).